LONG-TERM DEBT (Details)		1 Months Ended																						3 Months Ended	12 Months Ended
	Jan. 30, 2013	Aug. 31, 2017 USD ($) carrier subsidiary	Jul. 31, 2017 NOK (kr)	Jun. 30, 2017	Oct. 31, 2016 USD ($)	Nov. 30, 2015 USD ($) carrier subsidiary	Jul. 31, 2015 USD ($) carrier subsidiary	Jun. 30, 2015 USD ($) carrier subsidiary containership	Dec. 31, 2014 subsidiary	Nov. 30, 2014 USD ($) subsidiary containership	Sep. 30, 2014 USD ($) subsidiary containership	Aug. 31, 2014 USD ($) vessel subsidiary	Jun. 30, 2014 USD ($) subsidiary	Mar. 31, 2014	Jan. 31, 2013 USD ($) $ / shares shares	Nov. 30, 2012 USD ($) carrier subsidiary	Oct. 31, 2012 NOK (kr)	May 31, 2011 USD ($) vessel subsidiary	Mar. 31, 2011 USD ($) carrier	Nov. 30, 2010 USD ($) carrier subsidiary	Mar. 31, 2010 USD ($)	Feb. 28, 2010 USD ($)	Mar. 31, 2008 USD ($) tanker subsidiary	Dec. 31, 2016 USD ($) carrier	Dec. 31, 2017 USD ($) carrier vessel $ / shares shares	Dec. 31, 2017 NOK (kr) carrier	Dec. 31, 2016 USD ($) carrier	Dec. 31, 2016 NOK (kr)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 NOK (kr) carrier vessel shares	Oct. 31, 2017 NOK (kr)	Jun. 22, 2017 NOK (kr)	Dec. 31, 2016 NOK (kr) carrier	Nov. 30, 2016 USD ($) shares	Oct. 05, 2016 USD ($) $ / shares shares	Feb. 29, 2016 vessel	Dec. 30, 2014 USD ($)	Mar. 19, 2014 NOK (kr)	Feb. 10, 2011
Debt Instrument [Line Items]
Long-term debt																								$ 1,580,006,000	$ 1,522,900,000		$ 1,580,006,000
Less: unamortized debt issuance costs																								(27,132,000)	(18,893,000)		(27,132,000)
Less : current portion of long-term debt																								(174,900,000)	(313,823,000)		(174,900,000)
Total long-term debt, non-current portion																								1,377,974,000	1,190,184,000		1,377,974,000
Long-term Debt, by Maturity [Abstract]
2017																									313,823,000
2018																									267,102,000
2019																									201,181,000
2020																									467,512,000
2021																									190,340,000
Thereafter																									82,942,000
Long-term debt																								$ 1,580,006,000	$ 1,522,900,000		$ 1,580,006,000
Three month dollar LIBOR rate (in hundredths)																								0.998%	1.694%		0.998%			1.694%			0.998%
Three month Norwegian kroner NIBOR rate (in hundredths)																								1.17%	0.81%		1.17%			0.81%			1.17%
Share Price | $ / shares																									$ 15.50
Gain (Loss) on Extinguishment of Debt																									$ (2,305,000)		$ (8,802,000)		$ 1,007,000
Equity component of convertible bond issuance due 2021															$ 20,700,000										$ 120,695,000		(3,966,000)		0
Number of car carriers | carrier																									2					2
Number of vessels sold | vessel																																				1
Book value of assets pledged under ship mortgages																								$ 2,009,000,000	$ 1,908,000,000		2,009,000,000
Senior Unsecured Convertible Bonds Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt																									63,218,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																									63,218,000
Debt Conversion, Converted Instrument, Amount																									$ 121,000,000
Shares issued on conversion of convertible debt | shares																									9,418,798					9,418,798
US Dollar 53.2 Million Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt																								35,500,000	$ 0		35,500,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								35,500,000	0		35,500,000
Term loan facility, principal amount																$ 53,200,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																2
Debt Instrument, Term																5 years
Number of car carriers | carrier																2
US Dollar 45 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																								36,000,000	36,000,000		36,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								36,000,000	36,000,000		36,000,000
Term loan facility, principal amount													$ 45,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary													7
Debt Instrument, Term													5 years
Number of container vessels | containership								7
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Debt Instrument [Line Items]
Premium of Convertible Debt if Converted at Balance Sheet Date																									$ 10,800,000
Long-term Debt, by Maturity [Abstract]
Interest rate															3.25%
Maturity date of debt	Feb. 01, 2018
Term loan facility, principal amount															$ 350,000,000
Conversion price (in dollars per share) | $ / shares															$ 21.945										$ 13.2418
Common Stock, Conversion Basis																									4774124	4774124
Premium of conversion price to share price															33.00%
Amount of debt repurchased | kr																												kr 165,800,000
Gain (Loss) on Extinguishment of Debt																								(1,500,000)			(8,800,000)		$ 0
Common shares loaned to affiliate | shares															6,060,606
Debt Instrument, Related Party Share Loan Fee															$ 1,000,000
Write off of Deferred Debt Issuance Cost | kr																										kr 16,400,000		8,500,000
NOK 900 Million Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Long-term debt																								87,801,000	$ 92,500,000		87,801,000			kr 758,000,000			kr 758,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								87,801,000	92,500,000		87,801,000			758,000,000			758,000,000
Maturity date of debt														Mar. 19, 2019
Term loan facility, principal amount | kr																																						kr 900,000,000
Amount of debt repurchased | kr																										kr 142,000,000		142,000,000
Redemption price of debt (in hundredths)																																						100.50%
NOK500million senior unsecured floating rate bonds due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt																								0	61,001,000		0			500,000,000			0
Long-term Debt, by Maturity [Abstract]
Long-term debt																								0	$ 61,001,000		0			kr 500,000,000			0
Maturity date of debt				Jun. 22, 2020																					Jun. 22, 2020	Jun. 22, 2020
Term loan facility, principal amount | kr																															kr 500,000,000.0	kr 500,000,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Debt Instrument [Line Items]
Premium of Convertible Debt if Converted at Balance Sheet Date																									$ 15,600,000
Long-term Debt, by Maturity [Abstract]
Interest rate																																			5.75%
Maturity date of debt					Oct. 15, 2021
Term loan facility, principal amount																																			$ 225,000,000
Conversion price (in dollars per share) | $ / shares																									$ 16.6561										$ 17.7747
Common Stock, Conversion Basis																									13509360	13509360
Debt Instrument, Related Party Share Loan Fee																																		$ 80,000	$ 120,000
Equity component of convertible bond issuance due 2021					$ 4,600,000
Amortization of deferred charges																									$ 900,000		200,000
Shares issued on conversion of convertible debt | shares																									60.0416					60.0416					56.2596
Denomination of unsecured corporate bond																																			$ 1,000
Minimum dividend before convertible debt rate is adjusted | $ / shares																																			$ 0.225
Own-share Lending Arrangement, Shares, Outstanding | shares																																			8,000,000
Common Stock, Shares Loaned to Affiliate (in shares) | shares																																		8,000,000
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Long-term Debt, by Maturity [Abstract]
Interest rate																																							3.75%
NOK 600 million senior unsecured floating rate bonds due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt																								65,445,000	$ 0		65,445,000						565,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								65,445,000	0		65,445,000						kr 565,000,000
Maturity date of debt																	Oct. 19, 2017
Term loan facility, principal amount | kr																	kr 600,000,000
Amount of debt repurchased | kr			kr 146,000,000																									kr 454,000,000
Redemption price of debt (in hundredths)																	100.50%
Senior Unsecured Convertible Bonds Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt																								184,202,000			184,202,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								184,202,000			184,202,000
Floating Rate Debt [Member]
Debt Instrument [Line Items]
Long-term debt																								1,017,558,000	1,081,204,000		1,017,558,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								$ 1,017,558,000	$ 1,081,204,000		$ 1,017,558,000
Weighted average interest rate (in hundredths)																								4.20%	4.26%		4.20%			4.26%			4.20%
Number of vessels sold | vessel																																				1
Floating Rate Debt [Member] | US$ 49 million secured term loan and revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term debt																								$ 0	$ 0		$ 0
Long-term Debt, by Maturity [Abstract]
Long-term debt																								0	0		0
Term loan facility, principal amount																							$ 49,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																							2
Number of new vessels acquired that were partly funded by secured term loan facility | tanker																							2
Term of loan in years																							10 years
Available amount under revolving part of credit facility																								20,000,000	20,000,000		20,000,000
Floating Rate Debt [Member] | US$ 43 million secured term loan facility (February 2010) [Member]
Debt Instrument [Line Items]
Long-term debt																								23,400,000	20,600,000		23,400,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								23,400,000	20,600,000		23,400,000
Term loan facility, principal amount																						$ 42,600,000.0
Term of loan in years																						5 years
Floating Rate Debt [Member] | US$ 43 million secured term loan facility (March 2010) [Member]
Debt Instrument [Line Items]
Long-term debt																								23,400,000	20,600,000		23,400,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								23,400,000	20,600,000		23,400,000
Term loan facility, principal amount																					$ 42,600,000.0
Term of loan in years																					5 years
Floating Rate Debt [Member] | US$ 54 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																								30,200,000	26,300,000		30,200,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								30,200,000	26,300,000		30,200,000
Term loan facility, principal amount																				$ 53,700,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																				2
Number of vessels against which loan was secured | carrier																				2
Debt Instrument, Term																				8 years
Floating Rate Debt [Member] | US$ 75 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																								44,900,000	39,000,000		44,900,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								44,900,000	39,000,000		44,900,000
Term loan facility, principal amount																			$ 75,400,000.0
Term of loan in years																			8 years
Number of vessels against which loan was secured | carrier																			3
Floating Rate Debt [Member] | US$ 171 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																								110,100,000	98,000,000		110,100,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								110,100,000	98,000,000		110,100,000
Term loan facility, principal amount																		$ 171,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																		8
Term of loan in years																		10 years
Number of vessels against which loan was secured | vessel																		7
Floating Rate Debt [Member] | US Dollar 45 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Available amount under revolving part of credit facility																								9,000,000	9,000,000		9,000,000
Floating Rate Debt [Member] | US dollar 101 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																								54,700,000	44,100,000		54,700,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								54,700,000	$ 44,100,000		54,700,000
Term loan facility, principal amount												$ 101,400,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary												6
Debt Instrument, Term												5 years
Number of offshore supply vessels | vessel												6
Number of remaining vessels relating to loan facility | vessel																									5					5
Floating Rate Debt [Member] | US dollar 20 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																								20,000,000	$ 20,000,000		20,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								20,000,000	20,000,000		20,000,000
Term loan facility, principal amount											$ 20,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary											2
Debt Instrument, Term											5 years
Number of container vessels | containership											2
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility (September 2014) [Member]
Debt Instrument [Line Items]
Long-term debt																								109,400,000	100,900,000		109,400,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								109,400,000	100,900,000		109,400,000
Term loan facility, principal amount											$ 127,500,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary											2
Debt Instrument, Term											7 years
Number of container vessels | containership											2
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility (November 2014) [Member]
Debt Instrument [Line Items]
Long-term debt																								112,600,000	104,100,000		112,600,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								112,600,000	104,100,000		112,600,000
Term loan facility, principal amount										$ 127,500,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary										2
Debt Instrument, Term										7 years
Number of container vessels | containership										2
Floating Rate Debt [Member] | US dollar 39 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																								31,500,000	29,100,000		31,500,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								$ 31,500,000	29,100,000		$ 31,500,000
Term loan facility, principal amount																																					$ 39,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary									2
Debt Instrument, Term									8 years
Number of drybulk carriers | carrier																								2			2						2
Floating Rate Debt [Member] | US dollar 250 million secured revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term debt																								$ 40,000,000	149,000,000		$ 40,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								40,000,000	149,000,000		40,000,000
Term loan facility, principal amount								$ 250,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary								17
Available amount under revolving part of credit facility																								175,600,000	$ 0		175,600,000
Number of vessels against which loan was secured | carrier								17
Debt Instrument, Term								3 years
Number of vessels sold | carrier																									8					8
Number of remaining vessels relating to loan facility | carrier																									9					9
Floating Rate Debt [Member] | US dollar 166 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																								145,600,000	$ 131,700,000		145,600,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								145,600,000	131,700,000		145,600,000
Term loan facility, principal amount							$ 166,400,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary							8
Number of vessels against which loan was secured | carrier							8
Debt Instrument, Term							7 years
Floating Rate Debt [Member] | US dollar 210 million secured term loan facility (Maersk) [Member]
Debt Instrument [Line Items]
Long-term debt																								200,200,000	187,000,000		200,200,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								200,200,000	$ 187,000,000		200,200,000
Term loan facility, principal amount						$ 210,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary						3
Number of vessels against which loan was secured | carrier						3
Debt Instrument, Term						5 years
Number of vessels delivered | carrier						(1)																			(2)	(2)
Floating Rate Debt [Member] | US Dollar 76 Million Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt																								0	$ 74,700,000		0
Long-term Debt, by Maturity [Abstract]
Long-term debt																								0	74,700,000		0
Term loan facility, principal amount		$ 76,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary		2
Number of vessels against which loan was secured | carrier		2
Debt Instrument, Term		7 years
Interest Expense [Member]
Long-term Debt, by Maturity [Abstract]
Amortization of deferred charges																									1,800,000		3,400,000
Reported Value Measurement [Member] | Senior Unsecured Convertible Bonds due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt																								225,000,000	225,000,000		225,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																								$ 225,000,000	225,000,000		$ 225,000,000
Reported Value Measurement [Member] | NOK 900 Million Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Long-term debt																									92,477,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																									$ 92,477,000